Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	63,468.04
Total Transaction Valuation	459,580,306.86
Total Offset Amount	0.00
Net Fee	$ 63,468.04
Offering Table N/A
Offset Table N/A	N/A